Interests in Other Entities - Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom (Details) - Santander UK Group Holdings plc £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Santander UK Plc
Statement [Line Items]
Carrying Value Of Cost Of Investment In Subsidiary	£ 11,267
Value in use	11,745
Headroom	£ 478
Increase in post tax discount rate	40.00%
Decrease in cash flows	4.00%
Santander Financial Services plc
Statement [Line Items]
Carrying Value Of Cost Of Investment In Subsidiary	£ 337
Value in use	363
Headroom	£ 26
Increase in post tax discount rate	82.00%
Decrease in cash flows	7.00%